SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2019
SHARE-BASED COMPENSATION
Summary of the share option activities

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at January 1, 2019	24,779,432	5.3	2.2
Exercised	(9,547,528)	5.4	3.4
Options outstanding at September 30, 2019	15,231,904	5.5	1.8

Options vested and expect to vest at September 30, 2019	15,231,904	5.5	1.8

Summary of information with respect to stock options outstanding and stock options exercisable

Weighted
		average	Weighted
	Number	remaining	average
	of options	contractual life	exercise price
		(years)	(RMB)
Options outstanding and exercisable	15,231,904	1.2	5.5

Summary of the restricted share activity

		Weighted average grant-
	Number of	date fair value per share
	Shares	(RMB)

Unvested at January 1, 2019	29,510,504	9.3
Granted	14,495,424	34.2
Vested	(9,066,384)	9.1
Forfeited	(1,134,456)	9.3

Unvested at September 30, 2019	33,805,088	25.6

Summary of share-based compensation expenses

	Nine-month periods ended September 30,
	2018	2019

Costs of revenue	10,499	28,818
Selling and marketing expenses	16,441	24,963
General and administrative expenses	43,505	59,452
Research and development expenses	500	1,587
Total share-based compensation expenses	70,945	114,820

Restricted shares
SHARE-BASED COMPENSATION
Assumptions used to estimate fair value of restricted shares granted

Grant date:	August 1, 2019
Risk-free rate of return	1.67% - 1.88%
Volatility	63.22%
Expected dividend yield	0.00%
Share price at grant date	US$5.02375
(RMB34.6)
Expected term	1 to 3 years